Goodwill and Other Intangible Assets, Net (Details) - Schedule of carrying amount of goodwill $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Schedule of carrying amount of goodwill [Abstract]
Balance as of December 31,2019	$ 5,147
Changes during six months ended June 30, 2020 :
Impairment of Goodwill	(471)
Balance as of June 30,2020	$ 4,676